Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value, liability	(1,662,978)
Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value, liability	(63,660)
Minimum | Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)	1.40%
Maximum | Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)	1.93%
Weighted average | Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)	1.50%
Predecessor
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value, liability		(267,859)
Predecessor | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value, liability		(258,415)
Predecessor | Minimum | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)		1.00%
Predecessor | Maximum | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)		2.00%
Predecessor | Weighted average | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Projected option cost (as a percent)		1.91%